Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE (PVP)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(3) ($)	Net Loss (in thousands)(4) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	1,910,447	2,295,093	1,237,208	1,564,845	9.05	(97,045)
2023	1,056,962	598,839	2,486,737	946,121	14.75	(374,110)
2022	166,400	(21,360,073)	2,223,570	(794,923)	16.60	(138,560)

(1)
Mr. Pacala served as principal executive officer (PEO) for 2024, 2023 and 2022. Our non-PEO named executive officers (NEOs) included Mr. Frichtl and Ms. Chung for 2024, Mark Weinswig, Mr. Spencer, Anna Brunelle and Adam Dolinko for 2023, and Ms. Brunelle and Nathan Dickerman for 2022. Amounts shown reflect Summary Compensation Table total compensation for our PEO and NEOs in each year.

(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at what intrinsic value they will actually vest.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2024
SCT Total	$1,910,447
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,099,515)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$846,101
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$0
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$666,772
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(28,711)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Compensation Actually Paid	$2,295,093

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024
Average SCT Total	$1,237,208
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(667,949)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$468,179
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$114,735
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$428,495
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(15,823)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Average Compensation Actually Paid	$1,564,845

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. For our stock options valued using the Black-Scholes formula, this resulted in expected term assumptions ranging between 0.50 and 7.42 years, expected volatilities between 83% and 109%, and risk-free rates between 3.3% and 5.2% for fiscal 2024 CAP calculations.
(3)
Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year. The Company has not paid a dividend during that time.

(4)	The dollar amounts reported represent the net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
Mr. Pacala served as principal executive officer (PEO) for 2024, 2023 and 2022. Our non-PEO named executive officers (NEOs) included Mr. Frichtl and Ms. Chung for 2024, Mark Weinswig, Mr. Spencer, Anna Brunelle and Adam Dolinko for 2023, and Ms. Brunelle and Nathan Dickerman for 2022. Amounts shown reflect Summary Compensation Table total compensation for our PEO and NEOs in each year.

PEO Total Compensation Amount	$ 1,910,447	$ 1,056,962	$ 166,400
PEO Actually Paid Compensation Amount	$ 2,295,093	598,839	(21,360,073)
Adjustment To PEO Compensation, Footnote
(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at what intrinsic value they will actually vest.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2024
SCT Total	$1,910,447
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(1,099,515)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$846,101
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$0
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$666,772
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(28,711)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Compensation Actually Paid	$2,295,093

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. For our stock options valued using the Black-Scholes formula, this resulted in expected term assumptions ranging between 0.50 and 7.42 years, expected volatilities between 83% and 109%, and risk-free rates between 3.3% and 5.2% for fiscal 2024 CAP calculations.

Non-PEO NEO Average Total Compensation Amount	$ 1,237,208	2,486,737	2,223,570
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,564,845	946,121	(794,923)
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO named executive officers. The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at what intrinsic value they will actually vest.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2024
Average SCT Total	$1,237,208
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(667,949)
± Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$468,179
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$114,735
± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$428,495
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(15,823)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Dividends or Other Earnings Paid on Stock or Option Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$0
Average Compensation Actually Paid	$1,564,845

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. For our stock options valued using the Black-Scholes formula, this resulted in expected term assumptions ranging between 0.50 and 7.42 years, expected volatilities between 83% and 109%, and risk-free rates between 3.3% and 5.2% for fiscal 2024 CAP calculations.

Compensation Actually Paid vs. Total Shareholder Return	The chart below illustrates the relationship between the PEO and average Non-PEO CAP amounts and the Company’s TSR during the period 2022-2024.
Compensation Actually Paid vs. Net Income	The chart below illustrates the relationship between the PEO and Non-PEO CAP amounts and the Company’s Net Loss during the period 2022-2024.
Total Shareholder Return Amount	$ 9.05	14.75	16.6
Net Income (Loss)	$ (97,045,000)	$ (374,110,000)	$ (138,560,000)
PEO Name	Mr. Pacala	Mr. Pacala	Mr. Pacala
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Minimum	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Maximum	7 years 5 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	83.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	109.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	5.20%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,099,515)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	846,101
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,772
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,711)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(667,949)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,179
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,735
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,495
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,823)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0